Consolidated Statements of Equity (USD $) In Thousands	Total	Total membership equity	Member capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Noncontrolling interests
Balance at Dec. 31, 2007	$ 706,203	$ 704,988	$ 822,854	$ (124,056)	$ 6,190	$ 1,215
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(96,737)	(97,786)		(97,786)		1,049
Other comprehensive income (loss), net of taxes	(10,357)	(10,217)			(10,217)	(140)
Stock-based compensation	1,381	1,381	1,381
Dividend paid by subsidiary to owners of noncontrolling interests	(381)					(381)
Balance at Dec. 31, 2008	600,109	598,366	824,235	(221,842)	(4,027)	1,743
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(49,710)	(50,433)		(50,433)		723
Other comprehensive income (loss), net of taxes	4,588	4,545			4,545	43
Stock-based compensation	3,382	3,382	3,382
Balance at Dec. 31, 2009	558,369	555,860	827,617	(272,275)	518	2,509
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(51,675)	(52,532)		(52,532)		857
Other comprehensive income (loss), net of taxes	(2,695)	(2,566)			(2,566)	(129)
Investment by parent	1,489	1,489	1,489
Stock-based compensation	1,888	1,888	1,888
Dividend paid by subsidiary to owners of noncontrolling interests	(557)					(557)
Balance at Dec. 31, 2010	506,819	504,139	830,994	(324,807)	(2,048)	2,680
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(39,884)	(40,494)		(40,494)		610
Other comprehensive income (loss), net of taxes	8,523	8,294			8,294	229
Stock-based compensation	1,331	1,331	1,331
Dividend paid by subsidiary to owners of noncontrolling interests	(682)					(682)
Balance at Jul. 02, 2011	$ 474,107	$ 471,270	$ 830,325	$ (365,301)	$ 6,246	$ 2,837